Subsequent Event	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Subsequent Event
Subsequent Event
19.	Subsequent events

On April 2, 2019, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $100,000.

On April 4, 2019, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $100,000.

On April 11, 2019, the Company issued 4,278,074 shares of the Company’s common stock for debt conversions in total amount of $100,000.

On April 15, 2019, the Company issued 1,916,117 shares of the Company’s common stock for debt conversions in total amount of $45,000.

On May 2, 2019, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $125,000.

On May 2, 2019, the Company issued 2,066,116 shares of the Company’s common stock for debt conversions in total amount of $40,000.

On May 7, 2019, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $100,000.

20.	Subsequent Events

On July 15, 2018, the Company signed a settlement agreement and consulting contract with a services provider. Under the terms of the agreement, the consultant performed specific functions pertaining the wind down of business operations for products previously marketed by the Company, receiving 1,500,000 registered common shares.

On July 20, 2018, the Company sold 1,000,000 common shares to an accredited investor at $0.05 per common share for a total of $50,000.

On July 30, 2018, a consultant paid the Company $1,000 for an option exercised on June 8, 2018. The strike price of the option was $0.002 per share. As of this date, the 500,000 common shares from the option exercise have yet to be issued.

On August 1, 2018, the Company signed a services contract with a consultant for 2,307,693 registered common shares, valued at $150,000 or $0.065 per share.

On August 1, 2018, the Company signed a services contract with a consultant for 538,461 registered common shares, valued at $70,000 or $0.065 per share.

On August 2, 2018, the Company converted a note for $50,000 dated August 3, 2017, into 1,114,491 common shares.

On August 13, 2018, the Company issued 2,500,000 common shares to an accredited investor. The shares were purchased on December 21, 2017 at $0.05 per share for a total of $125,000.

On August 14, 2018, the Company converted a note dated September 27, 2017 into common shares. The original face value of the note was $15,000, which converted into 294,114 common shares.

On August 14, 2018, the Company converted a note dated August 22, 2017 into common shares. The original face value of the note was $35,000, which converted into 691,184 common shares.

On August 23, 2018, the Company converted a note for $115,698.63 dated August 3, 2017 in the amount of $50,000 into 1,114,491 common shares.

On August 28, 2018, the Company converted a note dated May 12, 2017 into common shares. The original face value of the note was $150,000, which converted into 3,921,569 common shares.

On September 1, 2018, the Company issued a consultant 125,000 common shares for services, based on an agreement with the consultant dated April 5, 2018.

On September 13, 2018, the Company converted a note dated September 15, 2017 into common shares. The original face value of the note was $150,000, which converted into 3,745,330 common shares.

On September 19, 2018, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $250,000. The Company reserved 15,000,000 common shares for future maximum issuance for the eventual conversion.

On September 27, 2018, the Company sold 642,857 common shares to an accredited investor at $0.07 per common share for a total of $45,000.

On October 7, 2018, a consultant paid the Company $500 for an option exercised on June 8, 2018. The strike price of the option was $0.001 per share. As of this date, the 500,000 common shares from the option exercise have yet to be issued.

On October 9, 2018, the Company issued shares in a debt settlement. A total of 500,000 shares were issued at a price of $0.10 per shares, which settled the $39,000 and interest owed by the Company.

On October 10, 2018, the Company issued a convertible note to an accredited investor for proceeds to the Company in the amount of $250,000. The Company reserved 26,000,000 common shares for future maximum issuance for the eventual conversion.

On October 15, 2018, the Company signed a Letter of Intent to acquire Sky Unlimited, LLC doing business as Athena United (“Sky Unlimited”), a Southern California-based, supplier of hydroponic cultivation supplies to the wholesale sector and to large commercial cultivators. Upon execution of LOI, the Company will pay Sky Unlimited $1,000,000 in common shares of Sugarmade at $0.10 per share equal 10,000,000 shares, which will immediately vest as a non-refundable fee. Sugarmade will be granted 180 days to close on acquisition, If the acquisition is completed, Sky Unlimited will be compensated with cash and Sugarmade shares having a total value equaling one times annualized revenues realized by Sky Unlimited during last 2 quarters of 2018 calendar year. At the projected $40,000,000 annualized revenue realization for Sky Unlimited for the period agreed, it is contemplated Sky Unlimited will be paid a total of $8,000,000 in cash and $32,000,000 in Sugarmade common shares at $0.10 per share.

On October 16, 2018, the Company issued 2,500,000 common shares due to an accredited investor for an investment on December 21, 2017 in the amount of $250,000 at $0.05 per share.

On October 16, 2018, the Company issued 10,00,000 common shares due to an accredited investor for an investment on December 21, 2017 in the amount of $1,000,000 at $0.10 per share.